COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

The Company has entered into supply agreements with Samsung and LG Energy Solution to purchase lithium-ion cylindrical battery cells. The agreements generally have initial four- to five-year terms, subject to earlier termination rights. The agreements also provide for certain pricing and minimum quantity parameters, including our obligation to purchase such minimum amounts which total approximately $16.3 million, $139.4 million and $273.6 million in 2021, 2022, and 2023, respectively, subject to change for increases in raw material pricing.

The Company is subject to various pending and threatened legal proceedings arising in the ordinary course of business. The Company records a liability for loss contingencies in the consolidated financial statements when a loss is known or considered probable and the amount can be reasonably estimated. Our provisions are based on historical experience, current information and legal advice, and they may be adjusted in the future based on new developments. Estimating probable losses requires the analysis of multiple forecasted factors that often depend on judgments and potential actions by third parties.

On October 30, 2020, the Company, together with executive officers Mr. Burns, Mr. LaFleur, Mr. Post and Mr. Schmidt, and certain of our employees, were named as defendants in a lawsuit filed by Karma Automotive LLC (“Karma”) in the United States District Court for the Central District of California (“District Court”). On November 6, 2020, the District Court denied Karma’s request for a temporary restraining order. The parties engaged in discovery in anticipation of Karma seeking a preliminary injunction. To date, Karma has not moved for a preliminary injunction.  Karma retained new counsel in March 2021. On April 16, 2021, Karma filed an Amended Complaint that added additional defendants (two Company employees and two Company contractors that were previously employed by Karma) and a number of additional claims alleging generally that the Company unlawfully poached key Karma employees and misappropriated Karma’s trade secrets and other confidential information. The Amended Complaint contains a total of 28 counts, including: (i) alleged violations under federal law of the Computer Fraud and Abuse Act and the Defend Trade Secrets Act, (ii) alleged violations of California law for misappropriation of trade secrets and unfair competition; (iii) common law claims for breach for breach of contract and tortious interference with contract; (iv) common law claims for breach of contract, including confidentiality agreements, employment agreements and the non-binding letter of intent; and (v) alleged common law claims for breach of duties of loyalty and fiduciary duties. The Amended Complaint also asserts claims for conspiracy, fraud, interstate racketeering activity, and violations of certain provisions of the California Penal Code relating to unauthorized computer access. Karma is seeking permanent injunctive relief and monetary damages. The Company is continuing to evaluate the matters asserted in the lawsuit, but intends to vigorously defend against these claims and believes there are strong defenses to the claims and the damages demanded. At this time, however, the Company cannot predict the outcome of this matter or estimate the possible loss or range of possible loss, if any. The proceedings are subject to uncertainties inherent in the litigation process.

Between March 18 and April 8, 2021, four related putative class action lawsuits were filed against us and certain of our officers in the U.S. District Court for the Northern District of Ohio (“N.D. Ohio”) (Case Nos. 21-cv-616, 21-cv-633, 21-cv-720 and 21-cv-760), asserting violations of federal securities laws under Section 10(b) and Section 20(a) of the Exchange Act. The complaints generally allege that the Company and individual defendants made materially false and misleading statements relating to the vehicle pre-orders and production timeline. On May 13, 2021, a fifth putative class action was filed against us and certain current and former officers and directors in the N.D. Ohio (Case no. 21-cv-994), asserting similar securities laws violations as the first four class actions and that the defendants violated Section 14(a) of the Exchange Act by making materially false and misleading statements relating to the Merger. On May 14, 2021, a sixth putative class action was filed against us and certain officers in the N.D. Ohio (Case no. 21-cv-1021), asserting similar securities laws violations as the first four class actions and that certain individual defendants violated Section 20A of the Exchange Act through insider sales while in possession of nonpublic information relating to the Company. The court has issued orders consolidating these six class actions under the case caption Rico v. Lordstown Motors Corp. et al., 21-cv-616 (N.D. Ohio). Lead Plaintiff motions are also currently pending before the court. On April 28, 2021 and May 21, 2021, two stockholder derivative complaints were also filed against certain current and former officers and directors of the Company and DiamondPeak in the U.S. District Court for the District of Delaware (Case Nos. 21-cv-604 and 21-cv-724). These derivative complaints purport to bring claims on behalf of the Company against certain defendants for violations of the Exchange Act, breach of fiduciary duty, unjust enrichment, and insider trading, relating to the vehicle pre-orders, production timeline or Merger. We intend to vigorously defend against these claims. The proceedings are subject to uncertainties inherent in the litigation process. We cannot predict the outcome of these matters or estimate the possible loss or range of possible loss, if any.

The Company has also received two subpoenas from the SEC for the production of documents and information, including relating to the merger between DiamondPeak and Legacy Lordstown and pre-orders of vehicles. The Company is responding to the SEC’s requests and is cooperating with its inquiry.

Except as described above, the Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims. From time to time however, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities.

NOTE 13 — COMMITMENTS AND CONTINGENCIES (RESTATED)

The Company has entered into supply agreements with Samsung and LG Energy Solution to purchase lithium-ion cylindrical battery cells. The agreements generally have initial four- to five-year terms, subject to earlier termination rights. The agreements provide for certain pricing and minimum quantity parameters, including our obligation to purchase such minimum amounts which total approximately $16.3 million, $139.4 million and $273.6 million in 2021, 2022, and 2023, respectively subject to change for increases in raw material pricing.

The Company is subject to various pending and threatened legal proceedings arising in the ordinary course of business. The Company records a liability for loss contingencies in the consolidated financial statements when a loss is known or considered probable and the amount can be reasonably estimated. Our provisions are based on historical experience, current information and legal advice, and they may be adjusted in the future based on new developments. Estimating probable losses requires the analysis of multiple forecasted factors that often depend on judgments and potential actions by third parties.

On October 30, 2020, the Company, together with executive officers Mr. Burns, Mr. LaFleur, Mr. Post and Mr. Schmidt, and certain of our employees, were named as defendants in a lawsuit filed by Karma Automotive LLC (“Karma”) in the United States District Court for the Central District of California (“District Court”). On November 6, 2020, the District Court denied Karma’s request for a temporary restraining order. The parties engaged in discovery in anticipation of Karma seeking a preliminary injunction. To date, Karma has not moved for a preliminary injunction.  Karma retained new counsel in March 2021. On April 16, 2021, Karma filed an Amended Complaint that added additional defendants (two Company employees and two Company contractors that were previously employed by Karma) and a number of additional claims alleging generally that the Company unlawfully poached key Karma employees and misappropriated Karma’s trade secrets and other confidential information. The Amended Complaint contains a total of 28 counts, including: (i) alleged violations under federal law of the Computer Fraud and Abuse Act and the Defend Trade Secrets Act, (ii) alleged violations of California law for misappropriation of trade secrets and unfair competition; (iii) common law claims for breach for breach of contract and tortious interference with contract; (iv) common law claims for breach of contract, including confidentiality agreements, employment agreements and the non-binding letter of intent; and (v) alleged common law claims for breach of duties of loyalty and fiduciary duties. The Amended Complaint also asserts claims for conspiracy, fraud, interstate racketeering activity, and violations of certain provisions of the California Penal Code relating to unauthorized computer access. Karma is seeking permanent injunctive relief and monetary damages. The Company is continuing to evaluate the matters asserted in the lawsuit, but intends to vigorously defend against these claims and believes there are strong defenses to the claims and the damages demanded. At this time, however, the Company cannot predict the outcome of this matter or estimate the possible loss or range of possible loss, if any. The proceedings are subject to uncertainties inherent in the litigation process.

Between March 18 and April 8, 2021, four related putative class action lawsuits were filed against us and certain of our officers in the U.S. District Court for the Northern District of Ohio (“N.D. Ohio”) (Case Nos. 21-cv-616, 21-cv-633, 21-cv-720 and 21-cv-760), asserting violations of federal securities laws under Section 10(b) and Section 20(a) of the Exchange Act. The complaints generally allege that the Company and individual defendants made materially false and misleading statements relating to the vehicle pre-orders and production timeline. On May 13, 2021, a fifth putative class action was filed against us and certain current and former officers and directors in the N.D. Ohio (Case no. 21-cv-994), asserting similar securities laws violations as the first four class actions and that the defendants violated Section 14(a) of the Exchange Act by making materially false and misleading statements relating to the Merger. On May 14, 2021, a sixth putative class action was filed against us and certain officers in the N.D. Ohio (Case no. 21-cv-1021), asserting similar securities laws violations as the first four class actions and that certain individual defendants violated Section 20A of the Exchange Act through insider sales while in possession of nonpublic information relating to the Company. The court has issued orders consolidating these six class actions under the case caption Rico v. Lordstown Motors Corp. et al., 21-cv-616 (N.D. Ohio). Lead Plaintiff motions are also currently pending before the court. On April 28, 2021 and May 21, 2021, two stockholder derivative complaints were also filed against certain current and former officers and directors of the Company and DiamondPeak in the U.S. District Court for the District of Delaware (Case Nos. 21-cv-604 and 21-cv-724). These derivative complaints purport to bring claims on behalf of the Company against certain individual defendants for violations of the Exchange Act, breach of fiduciary duty, unjust enrichment, and insider trading, relating to the vehicle pre-orders, production timeline, or Merger. We intend to vigorously defend against these claims. The proceedings are subject to uncertainties inherent in the litigation process. We cannot predict the outcome of these matters or estimate the possible loss or range of possible loss, if any.

The Company has also received two subpoenas from the SEC for the production of documents and information, including relating to the merger between DiamondPeak and Legacy Lordstown and pre-orders of vehicles. The Company is responding to the SEC’s requests and is cooperating with its inquiry.

Except as described above, the Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims. From time to time however, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities.